Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-1 CIK # Not Applicable
		ARC	131	5,479,059.34	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		CitiMortgage	613	126,257,617.83	100.00%	1	36,286.82	0.03%	1	36,286.82	0.03%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			744	131,736,677.17	100.00%	1	36,286.82	0.03%	1	36,286.82	0.03%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

2 The Securitizer disclosed in its quarterly filing made pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiMortgage subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2011-1 Pending Asset”). As disclosed herein, the 2011-1 Pending Asset was repurchased during the Reporting Period.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-1 CIK # Not Applicable
		Citigroup Global Markets Realty Corp	159	29,216,863.72	100.00%	1	229,410.00	0.08%	0	-	0.00%	1	229,410.00	0.08%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			159	29,216,863.72	100.00%	1	229,410.00	0.08%	0	-	0.00%	1	229,410.00	0.08%	0	-	0.00%	0	-	0.00%	0	-	0.00%